Schedule of Investments
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–145.87%(a)
Alabama–0.88%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$1,000	$953,211
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 10/18/2010; Cost $739,982)(b)(c)	5.50%	01/01/2043	925	660,219
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(d)	5.25%	05/01/2044	1,000	1,002,673
				2,616,103
Arizona–1.79%
Arizona (State of) Industrial Development Authority (Academies of Math & Science); Series 2022, RB(d)	5.25%	07/01/2052	1,700	1,599,112
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2040	1,500	1,218,226
Pima (County of), AZ Industrial Development Authority (The) (Career Success Schools);
Series 2020, Ref. RB(d)	5.50%	05/01/2040	1,500	1,501,556
Series 2020, Ref. RB(d)	5.75%	05/01/2050	1,000	984,489
				5,303,383
Arkansas–0.51%
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(e)	5.45%	09/01/2052	1,500	1,506,283
California–20.74%
California (State of); Series 2023, GO Bonds(f)	5.25%	09/01/2053	4,000	4,311,093
California (State of) Educational Facilities Authority (Stanford University); Series 2014 U-6, RB(f)	5.00%	05/01/2045	3,000	3,480,432
California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGI)(g)	5.25%	11/01/2052	1,250	1,288,713
California (State of) Pollution Control Financing Authority (Plant Bonds); Series 2012, RB(d)(e)	5.00%	07/01/2037	1,000	1,000,462
California (State of) Public Finance Authority (Sunrise of Long Beach);
Series 2025, RB(d)	6.50%	06/01/2055	1,500	1,551,969
Series 2025, RB(d)	6.63%	06/01/2065	1,500	1,553,723
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB(d)	6.75%	06/01/2045	690	675,693
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/2054	2,000	2,004,576
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002, RB	6.00%	05/01/2043	750	765,716
Series 2006 A, RB(h)	0.00%	06/01/2046	10,000	2,544,011
Series 2006 C, RB(d)(h)	0.00%	06/01/2055	25,000	1,892,560
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	820	820,118
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(h)	0.00%	06/01/2066	11,800	1,270,120
Long Beach (City of), CA Finance Authority; Series 2023, RB(f)	4.00%	08/01/2053	10,000	9,456,709
Poway Unified School District (School Facilities Improvement); Series 2011, GO Bonds(h)	0.00%	08/01/2039	8,000	4,916,688
Regents of the University of California Medical Center; Series 2022, RB(f)(i)	4.00%	05/15/2053	10,740	10,060,535
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(h)	0.00%	06/01/2036	2,000	1,117,052
Series 2007 A, RB(h)	0.00%	06/01/2041	5,000	1,838,514
Southern California Logistics Airport Authority; Series 2008 A, RB(h)	0.00%	12/01/2044	18,085	6,415,048
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB(h)	0.00%	06/01/2054	3,500	721,739
Ventura Unified School District (Election of 2022); Series 2022 A, GO Bonds(f)	4.00%	08/01/2048	4,000	3,900,484
				61,585,955
Colorado–10.19%
Chaparral Pointe Metropolitan District; Series 2021, GO Bonds(d)	5.00%	12/01/2051	1,350	1,221,877
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2025 A, Ref. RB(d)	8.75%	05/15/2058	2,000	2,004,040
Colorado (State of) Health Facilities Authority (Intermountain Healthcare); Series 2020 A, RB(f)	4.00%	05/15/2052	9,900	9,068,195
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Dawson Trails Metropolitan District No. 1; Series 2025 B, GO Bonds(d)	9.25%	12/15/2055	$2,000	$1,935,349
Denver (City & County of), CO;
Series 2022, RB(e)(f)(i)	5.00%	11/15/2042	1,000	1,046,971
Series 2022, RB(e)(f)(i)	5.75%	11/15/2045	2,000	2,159,764
Dominion Water & Sanitation District; Series 2022, Ref. RB	5.88%	12/01/2052	2,257	2,313,725
East Bend Metropolitan District; Series 2022, GO Bonds	6.50%	12/01/2052	2,600	2,590,440
Gardens on Havana Metropolitan District No. 3 (The); Series 2017 B, RB	7.75%	12/15/2047	260	260,082
Haymeadow Metropolitan District No. 1; Series 2025, GO Bonds	8.38%	12/15/2049	1,185	1,188,496
Hess Ranch Metropolitan District No. 6; Series 2020 A-2, GO Bonds(j)	5.75%	12/01/2049	1,000	944,328
Palisade Metropolitan District No. 2; Series 2024, Ref. RB(d)(j)	5.88%	12/15/2054	500	476,641
Remuda Ranch Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2050	2,294	1,933,862
Ritoro Metropolitan District; Series 2025, Ref. GO Bonds	6.25%	12/15/2057	598	599,178
Rudolph Farms Metropolitan District No. 6; Series 2022 A, GO Bonds	6.50%	06/01/2052	1,500	1,464,065
Verve Metropolitan District No. 1; Series 2021, Ref. GO Bonds	5.00%	12/01/2036	525	516,244
West Meadow Metropolitan District (Senior Bonds); Series 2023 A, Ref. GO Bonds(d)	6.50%	12/01/2050	500	515,501
				30,238,758
Connecticut–0.57%
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(b)	5.13%	10/01/2036	5,310	637,200
Hamden (Town of), CT (Whitney Center); Series 2022 A, RB	7.00%	01/01/2053	1,000	1,058,714
				1,695,914
Delaware–0.33%
Millsboro (Town of), DE (Plantation Lakes Special Development District); Series 2018, Ref. RB(d)	5.25%	07/01/2048	995	976,898
District of Columbia–2.11%
Metropolitan Washington Airports Authority; Series 2023 A, Ref. RB(e)(f)(i)	5.25%	10/01/2048	6,000	6,250,913
Florida–17.40%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.); Series 2014, RB (Acquired 02/26/2014-06/30/2014; Cost $275,738)(b)(c)	6.38%	11/15/2049	279	4,188
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB(d)	5.00%	11/15/2061	1,075	790,428
Broward (County of), FL; Series 2023, RB(f)	5.50%	01/01/2055	12,365	13,110,585
Capital Projects Finance Authority (Kissimmee Charter Academy);
Series 2024, RB(d)	6.50%	06/15/2054	275	280,314
Series 2024, RB(d)	6.63%	06/15/2059	445	456,512
Capital Projects Finance Authority (Millenia Orlando); Series 2025 A, RB(d)	6.38%	01/01/2040	2,000	2,074,810
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough); Series 2019 A, RB	5.00%	12/15/2049	600	539,073
Capital Trust Agency, Inc. (Tallahassee Tapestry);
Series 2015, RB (Acquired 08/14/2019; Cost $102,052)(b)(c)(d)	6.75%	12/01/2035	100	12,000
Series 2015, RB (Acquired 12/02/2015; Cost $988,260)(b)(c)(d)	7.00%	12/01/2045	1,000	120,000
Capital Trust Authority (Central Florida Preparatory School Project); Series 2024, RB(d)	6.63%	06/15/2054	1,000	997,479
Capital Trust Authority (KIPP Miami N Campus);
Series 2024 A, RB(d)	6.00%	06/15/2054	650	659,281
Series 2024 A, RB(d)	6.13%	06/15/2060	800	812,689
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(d)(e)(k)	12.00%	07/15/2028	2,000	650,000
Series 2024, Ref. RB (INS - AGI)(e)(g)	5.25%	07/01/2053	1,000	998,671
Florida Development Finance Corp. (Brightline Florida Passenger Rail); Series 2024, Ref. RB(e)	5.00%	07/01/2038	2,000	1,660,000
Florida Development Finance Corp. (Parrish Charter Academy, Inc.); Series 2023, RB(d)(k)	6.25%	06/15/2028	2,140	2,131,563
Florida Development Finance Corp. (River City Science Academy); Series 2021, RB	4.00%	07/01/2045	1,200	1,012,098
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(d)	5.38%	07/15/2038	1,300	1,281,217
Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC); Series 2012, IDR(d)	5.75%	06/15/2042	1,200	1,199,972
Manatee (County of), FL; Series 2023, Ref. RB(f)	4.00%	10/01/2053	10,000	9,241,879
Miami-Dade (County of), FL;
Series 2009, RB(h)	0.00%	10/01/2042	7,900	3,864,257
Series 2017 B, Ref. RB(e)(f)(i)	5.00%	10/01/2040	2,000	2,024,424
Series 2022, RB(f)	5.00%	07/01/2052	5,000	5,208,790
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Seminole (County of), FL; Series 2022, RB(f)	5.00%	10/01/2052	$2,430	$2,512,540
				51,642,770
Idaho–0.39%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,600	1,149,056
Illinois–5.44%
Chicago (City of), IL; Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,500	1,529,927
Chicago (City of), IL Board of Education;
Series 2022 B, Ref. GO Bonds	4.00%	12/01/2040	1,665	1,439,338
Series 2023 A, GO Bonds	6.00%	12/01/2049	1,000	1,007,829
Illinois (State of);
Series 2020, GO Bonds	5.75%	05/01/2045	1,000	1,053,993
Series 2021 A, GO Bonds	5.00%	03/01/2046	500	510,427
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(e)	8.00%	06/01/2032	140	140,187
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(d)	6.00%	12/01/2045	1,000	1,000,157
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 10/28/2022; Cost $1,265,750)(c)	5.00%	11/01/2040	1,525	1,056,062
Series 2019 A, Ref. RB (Acquired 06/02/2022; Cost $956,840)(c)	5.00%	11/01/2049	1,000	692,500
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group); Series 2022, RB(f)(i)	5.00%	08/15/2051	5,375	5,431,482
Illinois (State of) Finance Authority (Villa St. Benedict); Series 2015, Ref. RB	6.38%	11/15/2043	775	775,178
Marion (City of), IL (Star Bond District Area No. 1); Series 2025, RB	6.63%	06/01/2055	1,500	1,508,469
				16,145,549
Indiana–2.19%
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(d)	5.90%	07/01/2038	1,000	1,000,029
Series 2018 A, Ref. RB(d)	6.00%	07/01/2048	1,000	974,632
Indiana (State of) Finance Authority (University of Evansville); Series 2022 A, Ref. RB	5.25%	09/01/2044	3,500	3,472,212
Indianapolis Local Public Improvement Bond Bank (Convention Center Hotel); Series 2023 E, RB	6.00%	03/01/2053	1,000	1,046,994
				6,493,867
Iowa–1.02%
Iowa (State of) Finance Authority (Northcrest, Inc.); Series 2018 A, RB	5.00%	03/01/2038	1,150	1,155,264
Iowa (State of) Tobacco Settlement Authority; Series 2021 B-2, Ref. RB(h)	0.00%	06/01/2065	12,525	1,879,451
				3,034,715
Kansas–0.33%
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2024 VIII, Ref. RB	5.75%	05/15/2045	1,000	975,607
Kentucky–0.76%
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 C, RB	6.88%	07/01/2046	2,000	2,268,083
Louisiana–0.25%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority; Series 2015 A, Ref. RB	6.25%	11/15/2045	750	748,963
Maine–3.63%
Maine Health & Higher Educational Facilities Authority; Series 2023, RB (INS - AGI)(f)(g)(i)	4.75%	07/01/2053	10,660	10,778,054
Massachusetts–7.75%
Massachusetts (Commonwealth of);
Series 2004 A, Ref. GO Bonds (INS - AMBAC)(f)(g)	5.50%	08/01/2030	960	1,073,306
Series 2025, GO Bonds(f)	5.00%	05/01/2053	10,020	10,435,927
Series 2025, GO Bonds(f)	5.00%	08/01/2053	9,480	9,928,187
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(f)	5.50%	07/01/2032	505	599,017
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(d)	5.00%	10/01/2057	1,000	967,581
				23,004,018
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–0.40%
Charyl Stockwell Academy; Series 2015, Ref. RB	5.75%	10/01/2045	$635	$590,633
Michigan Strategic Fund; Series 2016, RB	5.00%	07/01/2046	2,705	603,215
				1,193,848
Minnesota–2.32%
Coon Rapids (City of), MN (Athlos Leadership Academy); Series 2025, Ref. RB	6.50%	06/15/2065	3,000	3,016,981
Ramsey (City of), MN (Pact Charter School); Series 2022 A, Ref. RB	5.00%	06/01/2032	1,500	1,501,308
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	1,000	1,000,526
Shakopee (City of), MN; Series 2025, Ref. RB	5.63%	11/01/2045	800	806,400
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2038	545	564,490
				6,889,705
Missouri–3.10%
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, RB(l)	5.50%	04/01/2027	608	170,149
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2037	2,250	2,252,815
Series 2017 A, Ref. RB	5.25%	05/15/2050	1,250	1,106,999
Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village);
Series 2016 A, RB	5.00%	08/15/2046	2,000	1,835,384
Series 2018 A, Ref. RB	5.00%	08/15/2042	855	823,177
Missouri (State of) Development Finance Board (St. Louis Zoo); Series 2022, RB(f)	5.13%	05/01/2052	1,500	1,542,138
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.13%	09/01/2049	1,500	1,480,695
				9,211,357
Nevada–1.37%
Nevada (State of) Department of Business & Industry (Green Bonds); Series 2025, RB(e)(k)	12.00%	11/02/2026	2,165	1,840,250
North Las Vegas (City of), NV Special Improvement District No. 66 (Villages at Tule Springs Village 1); Series 2022, RB(d)	5.75%	06/01/2047	1,550	1,580,507
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor); Series 2018 C, Ref. RB(d)(h)	0.00%	07/01/2058	4,000	655,009
				4,075,766
New Hampshire–0.35%
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	1,053	1,042,807
New Jersey–3.49%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(e)	5.25%	09/15/2029	705	705,920
Series 2012, RB(e)	5.75%	09/15/2027	705	706,180
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.); Series 2014 A, RB(d)	6.30%	10/01/2049	1,200	1,200,472
New Jersey (State of) Housing & Mortgage Finance Agency (Riverview Towers Apartments); Series 2024, RB (CEP - Federal Housing Administration)	5.25%	12/20/2065	2,250	2,483,786
New Jersey (State of) Transportation Trust Fund Authority; Series 2023, RB(f)(i)	5.25%	06/15/2050	5,000	5,273,423
				10,369,781
New York–14.14%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(h)	0.00%	07/15/2035	1,475	1,010,144
Series 2009, RB(h)	0.00%	07/15/2046	10,000	3,479,725
Nassau (County of), NY Industrial Development Agency; Series 2021, RB(h)(l)	0.00%	01/01/2058	1,479	0
New York (City of), NY Transitional Finance Authority; Series 2022, RB(f)	5.25%	11/01/2048	5,000	5,263,527
New York (State of) Dormitory Authority;
Series 2018 E, RB(f)	5.00%	03/15/2046	2,250	2,306,955
Series 2025, RB(f)(i)	5.50%	07/01/2054	13,000	14,094,824
New York Counties Tobacco Trust IV; Series 2010 A, RB(d)	6.25%	06/01/2041	982	948,036
New York Counties Tobacco Trust V; Series 2005 S-2, RB(h)	0.00%	06/01/2050	8,100	1,234,295
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,000	1,946,282
New York Liberty Development Corp. (3 World Trade Center); Series 2014-3, Ref. RB(d)	7.25%	11/15/2044	3,000	3,002,221
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds); Series 2025, RB (INS - AGI)(e)(g)	5.50%	06/30/2059	$3,000	$3,148,471
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB(e)(f)(i)	5.00%	07/01/2046	1,750	1,745,692
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,000	1,778,866
Ulster County Capital Resource Corp.; Series 2025, RB(d)	5.88%	09/15/2059	1,000	990,581
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(d)(e)	7.00%	06/01/2046	1,000	1,041,206
				41,990,825
North Carolina–0.39%
North Carolina (State of) Medical Care Commission (Salemtowne Project); Series 2018 A, RB	5.00%	10/01/2043	1,260	1,165,662
Ohio–3.92%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	1,750	1,476,174
Series 2020 B-3, Ref. RB(h)	0.00%	06/01/2057	11,600	1,019,184
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.00%	02/15/2052	2,000	1,912,856
Franklin (County of), OH (Wesley Communities); Series 2020, Ref. RB	5.25%	11/15/2055	1,500	1,385,600
Muskingum (County of), OH (Genesis Healthcare System);
Series 2013, RB	5.00%	02/15/2044	3,075	3,057,802
Series 2013, RB	5.00%	02/15/2048	1,000	966,042
Ohio (State of) Air Quality Development Authority (AMG Vanadium Project); Series 2019, RB(d)(e)	5.00%	07/01/2049	2,000	1,823,078
				11,640,736
Oklahoma–0.00%
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 A, RB(b)	7.00%	11/01/2051	665	2,795
Pennsylvania–4.02%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges); Series 2022, RB(e)	6.00%	06/30/2061	1,250	1,326,827
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	3,000	3,140,339
Philadelphia Authority for Industrial Development; Series 2025, RB(f)	5.25%	07/01/2049	7,000	7,464,892
				11,932,058
Puerto Rico–6.12%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	305	309,186
Series 2002, RB	5.63%	05/15/2043	1,000	1,016,491
Series 2005 A, RB(h)	0.00%	05/15/2050	23,000	4,744,369
Puerto Rico (Commonwealth of); Subseries 2022, RN(h)	0.00%	11/01/2043	509	326,488
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 TT, RB(b)	5.00%	07/01/2037	495	330,413
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 01/08/2020-03/25/2024; Cost $90,160)(c)	6.63%	01/01/2027	82	81,127
Series 2023 A, RB (Acquired 01/08/2020-03/25/2024; Cost $716,869)(c)	6.63%	01/01/2028	622	617,641
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2046	24,150	8,235,094
Series 2018 A-1, RB(h)	0.00%	07/01/2051	10,062	2,507,618
				18,168,427
South Carolina–0.48%
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy); Series 2018 A, RB(d)	5.75%	06/15/2039	1,500	1,416,590
Tennessee–2.88%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035	1,000	892,026
Knox (County of) & Knoxville (City of), TN City Sports Authority; Series 2024, RB(f)	6.00%	12/01/2054	5,000	5,563,410
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB(d)	5.50%	09/01/2047	$1,600	$1,379,963
Series 2016 A, Ref. RB(d)	5.00%	09/01/2031	750	710,071
				8,545,470
Texas–7.94%
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.); Series 2025, Ref. RB(d)	5.88%	06/15/2065	1,000	1,013,066
Arlington Higher Education Finance Corp. (Cypress Christian School); Series 2024, RB(d)	5.75%	06/01/2043	1,500	1,522,905
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC); Series 2019, RB (Acquired 12/17/2019; Cost $83,261)(b)(c)(e)	7.00%	03/01/2039	80	11,600
Houston (City of), TX Airport System (Continental Airlines, Inc.); Series 2011 A, Ref. RB(e)(k)(m)	6.63%	12/08/2025	1,000	1,000,684
Hutto (City of), TX; Series 2025, RB(d)	5.13%	09/01/2045	300	293,596
New Hope Cultural Education Facilities Finance Corp.; Series 2025 A, RB	6.50%	10/01/2060	1,000	1,032,940
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2036	600	602,079
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.50%	11/15/2046	1,050	918,051
Series 2016 A, RB	5.50%	11/15/2052	1,500	1,262,254
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The)); Series 2022, RB	5.50%	10/01/2027	85	85,089
North Texas Tollway Authority; Series 2011 B, RB(h)(k)(m)	0.00%	09/01/2031	7,000	3,765,058
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	6.00%	09/15/2046	450	451,336
San Antonio (City of), TX; Series 2023 A, Ref. RB(f)	5.50%	02/01/2050	5,750	6,188,770
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana); Series 2017, RB	6.75%	11/15/2052	1,000	1,007,104
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB(b)	6.38%	02/15/2052	1,000	790,000
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way (The)); Series 2024 A, RB	5.75%	12/01/2054	659	568,651
Texas (State of) Water Development Board;
Series 2022, RB(f)	4.80%	10/15/2052	2,000	2,042,234
Series 2022, RB(f)	5.00%	10/15/2057	1,000	1,029,866
				23,585,283
Utah–2.46%
Salt Lake City (City of), UT; Series 2017 A, RB(e)(f)(i)	5.00%	07/01/2047	3,000	3,010,980
Utah (State of) Charter School Finance Authority (Wallace Stegner Academy); Series 2022 A, RB(d)	5.75%	06/15/2052	3,000	2,926,307
Wildwood (Cityof), Reserve Infrastructure Financing District; Series 2025, RB(d)	6.25%	12/01/2054	1,327	1,362,699
				7,299,986
Virginia–0.70%
Ballston Quarter Community Development Authority;
Series 2016 A-1, RB	5.50%	03/01/2046	376	376,749
Series 2016 A-2, RB(j)	7.13%	03/01/2059	902	830,375
Tobacco Settlement Financing Corp.; Series 2007 B-2, RB	5.20%	06/01/2046	1,000	868,207
				2,075,331
Washington–6.52%
King (County of), WA Public Hospital District No. 2; Series 2015 A, RB(k)(m)	6.25%	12/01/2025	1,100	1,100,000
Seattle (Port of), WA; Series 2025, RB(e)(f)	5.50%	10/01/2050	10,000	10,680,992
Washington (State of) Convention Center Public Facilities District; Series 2018, RB(f)(i)	5.00%	07/01/2058	3,225	3,225,696
Washington (State of) Housing Finance Commission; Series 2025, Ref. RB	6.25%	01/01/2056	2,500	2,496,744
Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest); Series 2016 A, Ref. RB(d)	5.00%	01/01/2051	2,000	1,838,982
				19,342,414
West Virginia–0.75%
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District); Series 2019 A, RB(b)(d)(l)	5.75%	06/01/2042	1,495	1,055,540
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(d)	5.75%	06/01/2043	1,000	1,010,923
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–(continued)
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(b)(d)(e)	7.25%	02/01/2036	$750	$75,000
Series 2018, RB(b)(d)(e)	8.75%	02/01/2036	240	72,000
				2,213,463
Wisconsin–8.24%
Wisconsin (State of) Health & Educational Facilities Authority; Series 2018, VRD RB (LOC - Barclays Bank PLC)(n)(o)	0.02%	02/15/2050	6,700	6,700,000
Wisconsin (State of) Public Finance Authority;
Series 2023 A, Ref. RB(d)	6.25%	10/01/2053	1,000	1,020,056
Series 2023 B, RB(d)(h)	0.00%	07/01/2062	2,000	1,600,000
Series 2025, RB(d)	7.00%	07/01/2055	1,000	1,005,345
Series 2025, RB(e)	6.50%	06/30/2060	2,000	2,211,751
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB (Acquired 12/01/2017; Cost $1,965,676)(b)(c)(d)	6.85%	10/01/2047	2,000	200,000
Wisconsin (State of) Public Finance Authority (Coral Academy of Science Reno); Series 2022, RB(d)	5.88%	06/01/2052	900	866,213
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center); Series 2017 A, RB (Acquired 04/03/2017; Cost $982,664)(b)(c)(d)	6.85%	11/01/2046	1,000	550,000
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2018 A, RB(d)	6.13%	02/01/2048	1,170	1,158,115
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(d)	6.25%	01/01/2038	1,000	450,000
Wisconsin (State of) Public Finance Authority (Midtown); Series 2025, RB(d)(h)	0.00%	12/15/2034	3,750	2,217,450
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(e)	7.25%	06/01/2035	2,500	2,634,309
Wisconsin (State of) Public Finance Authority (Quality Education Academy); Series 2023, RB(d)	6.25%	07/15/2053	475	487,823
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.88%	04/01/2045	660	659,993
Wisconsin (State of) Public Finance Authority (Two Step); Series 2024, RB(d)(h)	0.00%	12/15/2034	1,500	877,228
Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy); Series 2022 A, RB(d)	5.00%	06/15/2057	2,000	1,826,171
				24,464,454
Total Municipal Obligations (Cost $432,794,085)				433,041,647
U.S. Dollar Denominated Bonds & Notes–0.35%
Texas–0.35%
AM BidCo Holdings LLC (Cost $1,036,767)(l)	3.86%	10/21/2027	1,037	1,036,767
			Shares
Common Stocks & Other Equity Interests–0.20%
BL Train Holdings West LLC; Wts. expiring 12/01/2025(l)			18,000	0
AM BidCo Holdings LLC(l)			58	583,200
Total Common Stocks & Other Equity Interests (Cost $583,200)				583,200

Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(l)			13,681	0
TOTAL INVESTMENTS IN SECURITIES(p)–146.42% (Cost $434,414,052)				434,661,614
FLOATING RATE NOTE OBLIGATIONS–(45.86)%
Notes with interest and fee rates ranging from 3.31% to 3.46% at 11/30/2025 and contractual maturities of collateral ranging from 08/01/2030 to 07/01/2058(q)				(136,130,000)
OTHER ASSETS LESS LIABILITIES–(0.56)%				(1,663,310)
NET ASSETS–100.00%				$296,868,304
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2025 was $4,520,955, which represented 1.52% of the Trust’s Net Assets.

(c)	Restricted security. The aggregate value of these securities at November 30, 2025 was $4,005,337, which represented 1.35% of the Trust’s Net Assets.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $72,478,360, which represented 24.41% of the Trust’s Net Assets.

(e)	Security subject to the alternative minimum tax.
(f)	Underlying security related to TOB Trusts entered into by the Trust.
(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)	Zero coupon bond issued at a discount.
(i)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $47,411,280. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(m)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(n)
Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2025.

(o)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(p)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(q)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2025. At November 30,
2025, the Trust’s investments with a value of $189,512,686 are held by TOB Trusts and serve as collateral for the $136,130,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$431,815,958	$1,225,689	$433,041,647
U.S. Dollar Denominated Bonds & Notes	—	—	1,036,767	1,036,767
Common Stocks & Other Equity Interests	—	—	583,200	583,200
Preferred Stocks	—	—	0	0
Total Investments in Securities	—	431,815,958	2,845,656	434,661,614
Other Investments - Assets
Investments Matured	—	1,659,684	—	1,659,684
Total Investments	$—	$433,475,642	$2,845,656	$436,321,298
Invesco Municipal Income Opportunities Trust